                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
-------------------------------------------------------------------------------

                          MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Multimarket Income Trust

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Multimarket Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                           $   945,000           $    942,638
---------------------------------------------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007                                                               EUR    300,000                392,081
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,334,719
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       $ 1,015,699           $    996,361
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                $ 3,570,000           $  3,594,279
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                                            2,000,000              1,747,188
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.2942%, 2029                                                   1,877,956              1,945,426
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     1,375,626              1,296,816
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.3539%, 2047                                    1,375,626              1,332,142
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                           1,130,000              1,102,280
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)                             4,000,000              4,000,000
---------------------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 3.317%, 2013                                                          EUR    300,000                383,441
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                       $   614,000                607,001
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                        222,007                218,088
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040 (a)                                                                         2,000,000              1,810,640
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank, 5.5%, 2010                                                                      EUR    960,000              1,293,001
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          $ 1,847,000              2,007,902
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       2,000,000              2,015,407
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025 (i)(z)                                             7,886,321              1,268,387
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 1.1898%, 2043 (i)(a)                  28,850,926              1,023,559
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.6865%, 2035 (i)                             65,283,992              1,100,453
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                              1,847,000              1,946,384
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                           1,846,973              2,043,536
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           2,542,000              2,564,482
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9122%, 2034 (a)                                1,853,000              1,998,330
---------------------------------------------------------------------------------------------------------------------------------
Granites Mortgages PLC, FRN, 5.15%, 2042                                                    EUR    350,000                451,995
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.4723%, 2043                     $ 1,375,626              1,340,545
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.53%, 2046                         2,592,895              2,598,151
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1565%, 2030 (i)                       17,547,265                383,776
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                      2,215,000              2,220,398
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.4476%, 2039 (a)(i)                                       14,915,475              1,001,813
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.889%, 2031 (i)                                           16,875,962                179,614
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 103,837                105,531
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (z)                                   3,000,000              3,018,750
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.4499%, 2013 (z)                            2,581,000              2,694,539
---------------------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 3.19%, 2036 (a)                                                              EUR    184,558                235,680
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                            $ 4,570,839              4,504,497
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                       1,958,720              1,974,188
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            2,000,000              1,895,014
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       2,000,000              1,913,692
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                       1,375,626              1,319,199
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      2,777,000              2,699,786
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 63,835,910
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                               $ 1,085,000           $    895,125
---------------------------------------------------------------------------------------------------------------------------------
Continental AG, 6.875%, 2008                                                                EUR    100,000                136,031
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                $ 1,251,000              1,444,761
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Note, 5.625%, 2007                                                          EUR    100,000                128,882
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                            $   422,000                406,516
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                  410,000                381,175
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                              2,115,000              1,995,025
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                1,102,000                987,364
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                  1,064,000                934,539
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6%, 2006                                                   EUR    375,000                479,901
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                  $   503,000                494,439
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                       962,000                924,461
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                     3,643,000              3,429,221
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                        1,155,000              1,132,712
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                 210,000                172,200
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                              1,180,000              1,157,083
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                            594,000                577,665
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 5.75%, 2014                                                                              5,000                  4,050
 --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,681,150
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012                                                                      $    14,000           $     14,263
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                                                    714,000                705,075
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Banespa, 8.7%, 2049                                                              15,000                 15,225
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                                  577,000                585,655
---------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario S.A., 9.75%, 2016 (a)                                                             35,000                 35,000
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                    655,000                651,725
---------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland, 7.4%, 2049                                                                 EUR    500,000                719,957
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049                                  EUR    100,000                141,258
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                   $ 2,099,000              1,940,129
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                   642,000                599,327
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                             1,023,000                998,407
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974%, 2010                                                           EUR    265,000                382,931
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                       $ 1,543,000              1,528,797
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (a)                                                                  597,000                605,209
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            2,755,000              2,623,788
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                1,220,000              1,196,336
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                    1,633,000              1,615,529
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         1,568,000              1,533,678
---------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049                                  EUR    330,000                453,394
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                              $   833,000                794,340
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                   626,000                595,370
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (a)                                                      257,000                245,435
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                                    769,000                754,581
---------------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, FRN to 2049                                             EUR    300,000                429,216
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875%, 2010                                                           $    15,000                 15,281
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.75%, 2013 (a)                                                            595,000                588,306
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                        68,000                 71,312
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                            4,068,000              4,002,090
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016 (a)                                                      1,510,000              1,504,137
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,345,751
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                    $     795,000      $        787,050
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                   4,205,000            4,110,388
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  580,000               574,200
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                     1,460,000            1,434,450
---------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                                                    2,799,000            2,594,259
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                                  2,217,000            2,394,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $     11,895,053
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                          $ 2,665,000           $  2,653,461
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     2,538,000              2,653,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,306,816
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                     $ 2,500,000           $  2,550,253
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                               $   375,000           $    365,625
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                        2,010,000              2,030,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,395,725
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                              $ 1,025,000           $  1,035,250
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                           1,744,000              1,583,161
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                 1,969,000              2,015,764
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                    463,000                542,016
---------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC, 9.5%, 2013                                                                           490,000                496,125
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                   1,975,000              1,775,031
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                    5,000,000              5,326,435
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                             1,135,000              1,316,227
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,090,009
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                                               EUR    100,000           $    133,021
---------------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                       $   413,000                443,459
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals, 10.625%, 2011                                                                1,225,000              1,316,875
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals, LP, 10.125%, 2008                                                              520,000                547,300
---------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                      1,530,000              1,430,550
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                          575,000                583,625
---------------------------------------------------------------------------------------------------------------------------------
Linde Finance B.V., 6% to 2013, FRN to 2049                                                 EUR    101,000                127,694
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           $ 1,330,000              1,448,038
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                           1,410,000              1,417,050
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                            150,000                151,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,599,112
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                                                         EUR    100,000           $    136,609
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                                           $ 2,050,000           $  1,824,500
---------------------------------------------------------------------------------------------------------------------------------
M/I Homes, Inc., 6.875%, 2012                                                                    1,325,000              1,132,875
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                                               28,000                 28,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,986,075
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006                                                                 EUR     30,000           $     38,517
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                                            $   805,000                751,669
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                                 632,000                612,094
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017 (a)                                                          560,000                522,900
---------------------------------------------------------------------------------------------------------------------------------
Sodexho Alliance S.A., 5.875%, 2009                                                         EUR    100,000                133,841
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,059,021
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Ball Corp., 6.625%, 2018                                                                       $ 1,025,000           $    968,625
---------------------------------------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                                                  1,215,000              1,198,294
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 453,000                467,156
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                1,815,000              1,837,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,471,763
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                         $ 1,630,000           $  1,528,125
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                     $ 1,660,000           $  1,610,200
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, FRN, 5.873%, 2008                                                $    75,000           $     73,973
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                           154,000                159,775
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                          620,000                725,400
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034 (a)                                                                      713,000                860,056
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.4438%, 2011                                                            19,000                 20,735
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   428,000                498,088
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                      84,000                106,344
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                    73,000                 70,053
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, FRN, 6.6294%, 2010                                              14,000                 14,336
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                602,000                703,921
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,232,681
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006                                      UYU 1,073,370           $     45,743
---------------------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                                       $    28,000                 29,540
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.875%, 2015                                                         36,000                 38,826
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                            141,000                152,703
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                        132,000                153,120
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                         89,000                103,418
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                          52,000                 57,772
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                            84,000                107,772
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil CLN, 10%, 2012                                                BRL    100,000                 37,623
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.3069%, 2009                                              $   108,000                111,456
---------------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 5.8125%, 2010                                                             75,911                 75,721
---------------------------------------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 5.8125%, 2010                                                              8,889                  8,867
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2011                                                                      6,000                  5,820
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                  70,087                 65,707
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 11.3611%, 2008                                                  ARS     53,000                 16,968
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                                                        $   848,250                786,611
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 0%, 2035 (i)                                                           438,383                 40,770
---------------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015                                                                  242,000                278,034
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2010                                                           COP29,000,000                 12,851
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                                              $    18,000                 19,485
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 12%, 2015                                                              COP26,000,000                 12,502
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.125%, 2024                                                             $    46,000                 49,680
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.2163%, 2015                                                           563,000                575,685
---------------------------------------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020                                                                17,000                 20,987
---------------------------------------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 6.3556%, 2010                                                             22,182                 22,265
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 9% to 2006, 10% to 2030                                                        60,000                 60,600
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (a)                                                            38,000                 38,475
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                                42,000                 42,525
---------------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 9.25%, 2013                                                                  11,000                 12,447
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 7.25%, 2015                                                                  36,000                 36,945
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.875%, 2017 (a)                                                            100,000                 99,375
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia CLN, 12.8%, 2021                                                              25,543                 26,381
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 7.25%, 2015                                                                     44,000                 45,474
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   800,000                984,000
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                       9,000                  8,550
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                          33,950                 33,101
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                          47,400                 46,452
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                              184,000                210,910
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.875%, 2019                                                               42,000                 49,875
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                 32,000                 37,840
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 7.375%, 2012                                                              39,000                 41,340
---------------------------------------------------------------------------------------------------------------------------------
Republic of Trinidad & Tobago, 9.75%, 2020                                                          13,000                 17,118
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.5%, 2012                                                                     57,000                 67,973
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013                                                                       20,000                 23,650
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5%, 2014                                                                      30,000                 33,525
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                    123,000                122,231
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                    34,000                 33,320
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                        11,000                 11,248
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 7.5%, 2015                                                                     87,000                 88,088
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                                   87,000                 95,265
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                    188,000                187,060
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                                 29,000                 35,815
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                     1,983,000              1,885,635
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.375%, 2013                                                                448,000                460,544
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                                739,000                861,674
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                     39,000                 45,104
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 10%, 2024                                                            MXN    230,000                 23,256
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                              $    60,000                 72,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,667,872
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          $ 2,550,000           $  2,460,750
---------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75%, 2014                                                                      950,000                957,125
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                           1,605,000              1,554,844
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                   908,000                894,927
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                        1,060,000              1,001,700
---------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25%, 2012                                                               950,000              1,004,967
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,874,313
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (a)                                                            $ 1,083,000           $  1,096,538
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                            $   484,000           $    481,580
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                                 435,000                469,800
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                       475,000                436,406
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                     419,000                463,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,850,936
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                                   $ 2,752,000           $  2,632,071
---------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 5.1%, 2014                                                     4,500,000              4,330,508
---------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                    1,296,000              1,260,775
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                         1,250,000              1,243,919
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,467,273
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009                                          EUR    125,000           $    166,627
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                              $   375,000                375,938
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                                                 28,000                 26,600
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                      685,000                676,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,245,603
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         $   795,000           $    775,125
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co., 5.375%, 2006                                                       EUR    140,000                178,881
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                           $   395,000                373,275
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                 640,000                662,400
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                     679,000                645,299
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                            1,210,000              1,076,900
---------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 5.75%, 2013                                                          2,500,000              2,412,195
---------------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011 (a)                                                                 10,000                 10,325
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                                                 1,580,000              1,566,892
---------------------------------------------------------------------------------------------------------------------------------
UPM Kymmene Corp., 6.125%, 2012                                                             EUR    100,000                136,900
---------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.125%, 2014 (a)                                                     $   340,000                340,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,178,192
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 $ 1,140,000           $  1,068,750
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                        1,520,000              1,596,000
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011                                                             13,000                 13,228
---------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp., 5.25%, 2014                                                                  515,000                499,428
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                       1,018,000                949,702
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                     950,000                951,188
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                     540,000                510,975
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                950,000              1,002,250
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                   2,530,000              2,599,575
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013 (a)                                                                  500,000                480,000
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.875%, 2016 (a)                                                                 420,000                395,850
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                                    1,000,000                975,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7.25%, 2016                                                        1,690,000              1,673,529
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012                                                                825,000                769,313
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          3,460,000              3,650,300
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                  945,000                869,400
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                   830,000                782,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,786,763
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                                                      $ 1,510,000           $  1,623,250
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  690,000                683,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,306,350
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5% to 2014, FRN to 2049                                                       EUR    140,000           $    184,179
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    $ 2,500,000              2,398,188
---------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                           1,985,000              1,883,832
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                                  241,000                251,985
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                             1,251,000              1,237,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,955,594
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032 (a)                                              $ 2,384,000           $  2,545,475
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           1,464,000              1,421,368
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,966,843
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.75%, 2006                                                               EUR    750,000           $    958,417
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 2.844%, 2007                                                         EUR  1,678,000              2,141,585
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 2.879%, 2007                                             EUR    521,000                665,402
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 2.961%, 2007                                                  EUR    990,000              1,264,488
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                             EUR    557,000                711,298
---------------------------------------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                                             EUR  1,698,000              2,168,509
---------------------------------------------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008                                   EUR    750,000              1,016,785
---------------------------------------------------------------------------------------------------------------------------------
Vattenfall Treasury AB, 6%, 2010                                                            EUR    125,000                170,331
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,096,815
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                     EUR  2,097,000           $  2,677,838
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                    EUR  1,959,000              2,479,856
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                    EUR    393,000                652,926
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                            CAD    371,000                332,105
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2017                                                         NZD    503,000                314,513
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                                DKK  1,864,000                320,181
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                         EUR  2,331,000              3,014,527
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                         EUR  2,649,000              3,397,390
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                  EUR  2,667,000              3,526,417
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                               EUR  2,352,000              3,230,638
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                             EUR  2,749,000              3,594,658
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                           EUR  4,476,000              6,252,324
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                             EUR  4,716,000              6,097,787
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                EUR    215,000                277,820
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2012                                                                EUR    400,000                543,438
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                             EUR    612,000                823,266
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 5%, 2016                                                                EUR    207,000                287,623
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                EUR    442,000                701,155
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                            EUR  4,742,000              6,112,442
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                             EUR  1,921,000              2,585,327
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                        GBP  1,567,000              3,018,077
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                           GBP  1,607,000              3,050,396
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                           GBP    813,000              1,906,232
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 55,196,936
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                                               $ 1,200,000           $  1,176,000
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                340,000                358,275
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                               820,000                797,450
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                   767,000                828,360
---------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                           570,000                604,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,764,285
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015                                                          $ 1,010,000           $    954,468
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                           2,331,000              2,481,541
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                         300,000                285,750
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                        1,150,000              1,099,688
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                           2,085,000              2,100,638
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          1,540,000              1,235,850
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                     1,585,000              1,529,525
---------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                 1,420,000              1,385,745
---------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                                  1,175,000              1,122,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,195,330
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                          $   215,000           $    204,788
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                              1,545,000              1,498,650
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                  1,635,000              1,508,288
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                               1,220,000              1,101,050
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                            340,000                330,650
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                      795,000                846,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,490,101
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2036                                                                    $ 3,257,470           $  3,250,051
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2021 - 2035                                                                   11,838,947             11,594,106
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2027 - 2035                                                                      8,001,173              7,720,586
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                    1,649,180              1,675,337
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2021                                                                              332,574                334,874
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                                              396,000                391,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 24,966,944
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                              $ 1,030,000           $    999,100
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                 365,000                352,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,351,325
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                 $   440,000           $    464,971
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                                       810,000                816,075
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 1,250,000              1,363,466
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                           365,000                336,729
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked, 7.75%, 2011 (a)                                                        480,000                483,000
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                   1,147,000              1,066,539
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                     1,626,000              1,715,480
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                      1,123,000              1,077,522
---------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                     1,040,000              1,099,022
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                 1,500,000              1,620,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,042,804
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                   $ 3,213,000           $  3,101,207
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         1,785,000              1,936,725
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              870,000                891,750
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125%, 2012                                   EUR    130,000                197,249
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2030                                       $ 1,477,000              1,727,905
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                                    370,000                381,100
---------------------------------------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125%, 2007                                                    EUR    195,000                252,283
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                      $ 1,890,000              1,956,150
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          950,000              1,023,625
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                 2,020,000              1,788,504
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                              1,500,000              1,601,832
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016 (a)                                                                 340,000                353,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,211,930
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                                  $   445,000           $    414,963
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                               760,000                739,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,154,063
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $ 2,575,000           $  2,675,863
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.75%, 2033                                                             $ 1,002,000           $  1,052,222
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement, 5.875%, 2008                                                          EUR    250,000           $    331,227
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                                                EUR    148,000           $    191,398
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                               $ 1,235,000              1,304,469
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   567,000                610,943
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                              1,060,000                971,225
---------------------------------------------------------------------------------------------------------------------------------
Pearson PLC, 6.125%, 2007                                                                   EUR    135,000                174,538
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 5.75%, 2008                                                    EUR    125,000                165,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,417,993
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                 $   717,000           $    761,813
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                      $ 1,375,000           $  1,327,230
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                                                 $ 1,630,000           $  1,633,327
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  $   905,000           $    902,738
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                 685,000                724,388
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.55%, 2008                                                                           2,710,000              2,920,627
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                2,294,000              2,100,611
---------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                                   655,000                627,163
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,275,527
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                   $   655,000           $    664,825
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011                                         EUR    125,000                162,065
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    826,890
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                 $ 1,090,000           $  1,201,725
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2008                                                                      $ 2,500,000           $  2,541,190
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                                        $   521,000           $    491,833
---------------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 5.375%, 2012                                                      EUR    750,000              1,035,968
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,527,801
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 $   520,000           $    548,600
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                       19,000                 19,380
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         2,760,000              2,674,680
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                950,000                912,000
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  980,000              1,004,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,159,160
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                                            EUR     75,000           $     98,530
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                       $ 2,508,000              2,526,649
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,625,179
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                                  $   685,000           $    714,113
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                             $   812,000           $    755,160
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                            795,000                783,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,252,348
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                                           $ 2,730,000           $  2,703,019
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                       1,259,737              1,254,344
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,957,363
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                              $ 4,514,000           $  4,667,404
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                  5,000,000              4,563,670
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010 (f)                                                             34,605,000             36,348,781
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                 8,745,000              8,374,361
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                                  2,718,000              2,617,986
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                          3,899,975              4,037,083
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 60,609,285
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                                               $   805,000           $    857,325
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                            4,599,000              5,139,245
---------------------------------------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68%, 2017                                                                 755,000                845,811
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                          1,393,000              1,443,925
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                       691,000                778,356
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                                                             795,000                785,063
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                         844,000                869,524
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                             383,000                400,565
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                                2,000,000              1,924,550
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                685,000                728,669
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                          1,155,000              1,110,244
---------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                            1,045,000              1,045,000
---------------------------------------------------------------------------------------------------------------------------------
National Grid Group Finance PLC, 5.25%, 2006                                                EUR    200,000                255,690
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015                                                                 $ 1,965,000              1,893,553
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                 1,695,000              1,676,969
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                   2,405,000              2,350,888
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                               490,000                502,250
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                 20,000                 20,500
---------------------------------------------------------------------------------------------------------------------------------
RWE Finance B.V., 5.375%, 2008                                                              EUR      6,000                  7,871
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (a)                                                $ 2,371,044              2,297,447
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                           1,250,000              1,141,822
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         2,670,000              2,749,411
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                           1,907,493              1,945,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,770,169
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $504,868,455
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                                         19,975           $          0
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                              2,302           $    291,848
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $    291,848
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                                    38,350           $    753,578
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                                              5,100           $    131,733
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                         STRIKE PRICE      FIRST EXERCISE       SHARES/PAR      VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                              $0.14              1/28/97            1,625       $          0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                               0.14              1/28/97              700                  0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $          0
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment Obligation,               N/A                  N/A            1,250       $     43,750
expires 2020 (n)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                     $     43,750
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25% to 2009, FRN to 2049                                              EUR    155,000           $    208,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PAR AMOUNT
ISSUE/EXPIRATION DATE/STRIKE PRICE                                                              OF CONTRACTS           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
MXN Currency - August 2006 @ $0.09163                                                       MXN    545,675           $        222
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
TRY Currency - August 2006 @ $0.63775                                                       TRY    117,600           $        290
---------------------------------------------------------------------------------------------------------------------------------
ZAR Currency - August 2006 @ $0.14275                                                       ZAR    350,250                    708
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PUT OPTIONS PURCHASED                                                                                        $        998
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $10,213,000           $ 10,213,000
---------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (n)                      1,250,000           $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $516,512,222
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   7,729,272
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $524,241,494
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,008,164, representing 9.2% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $488,325,558 and 94.54% of market value. An independent pricing service provided an evaluated bid for 94.20% of the market value.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                                   TOTAL % OF
                                                             ACQUISITION     ACQUISITION       CURRENT                 NET
RESTRICTED SECURITIES                                           DATE             COST        MARKET VALUE            ASSETS
------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                         8/8/2003       $  1,597,656      $  1,623,250
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.2%, 2040                                               3/1/2006          4,000,000         4,000,000
CPS Auto Receivables Trust, 2.89%, 2009                      3/27/2003          222,007             218,088
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025                1/29/2003          1,537,851         1,268,387
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%,
2031                                                         9/13/2005          3,051,930         3,018,750
Prudential Securities Secured Financing Corp., FRN,
7.4499%, 2013                                                12/6/2004          2,865,414         2,694,539
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                    $ 12,823,014           2.4%
                                                                                             ==================================

The following abbreviations are used in this report and are defined:
CDO           Collateralized Debt Obligation
CLN           Credit Linked Notes
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT          Real Estate Investment Trust
TIPS          Treasury Inflation Protected Security

------------------------------------------------------------------------------------------------------------------------------

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:


ARS       Argentine Peso
BRL       Brazilian Real
CAD       Canadian Dollar
CLP       Chilean Peso
CNY       Chinese Yuan Renminbi
COP       Colombian Peso
CZK       Czech Koruna
DKK       Danish Krone
EUR       Euro
GBP       British Pound
HUF       Hungarian Forint
IDR       Indonesian Rupiah
ILS       Israeli Sheqel
KRW       Korean Won
MXN       Mexican Peso
MYR       Malaysian Ringgit
NZD       New Zealand Dollar
PHP       Philippine Peso
PLN       Polish Zloty Russian
RUB       Ruble
SGD       Singapore Dollar
SKK       Slovakian Koruna
THB       Thailand Baht
TRY       Turkish Lira
UYU       Uruguayan Peso South
ZAR       African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MULTIMARKET INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 526,200,048
                                                                 =============
Gross unrealized appreciation                                    $   6,104,830
Gross unrealized depreciation                                      (15,792,656)
                                                                 -------------
      Net unrealized appreciation (depreciation)                 $  (9,687,826)
                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                     NET UNREALIZED
    CONTRACTS TO                                                     CONTRACTS        APPRECIATION
   DELIVER/RECEIVE          SETTLEMENT DATE     IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------
SALES
-----
CAD          376,241         8/10/06          $   329,457         $   332,546          $  (3,089)
COP       50,000,000         8/22/06               20,425              20,568               (143)
DKK        1,894,677         8/28/06              319,243             324,929             (5,686)
EUR       54,686,150     8/7/20-8/21/06        69,474,091          69,944,435           (470,344)
GBP        8,824,576     8/2/06-10/2/06        16,512,393          16,493,321             19,072
KRW       47,362,500         8/7/06                49,934              49,597                337
MXN          546,569         8/7/06                50,000              49,830                170
NZD        9,137,139         8/8/06             5,695,577           5,636,697             58,880
SGD           40,321         8/3/06                25,555              25,546                  9
ZAR          216,219         8/7/06                30,000              31,160             (1,160)
                                              -----------         -----------          ---------
                                              $92,506,675         $92,908,629          $(401,954)
                                              ===========         ===========          =========

PURCHASES
---------
BRL          357,897     8/21/06-8/31/06      $   162,879         $   163,438          $     559
CLP       54,524,500         8/31/06              100,775             100,822                 47
CNY       43,212,375     8/7/06-8/21/06         5,425,071           5,426,708              1,637
COP      247,285,000     8/17/06-8/22/06           97,998             101,743              3,745
CZK        9,495,980         8/14/06              424,068             426,360              2,292
EUR        3,722,095         8/7/06             4,738,008           4,756,230             18,222
GBP        4,412,288         8/2/06             8,225,388           8,241,427             16,039
HUF       56,508,804         8/14/06              258,314             265,051              6,737
IDR       93,400,000         8/24/06               10,152              10,218                 66
ILS          654,865         9/5/06               147,476             149,063              1,587
KRW       71,900,000     8/7/06-8/14/06            75,922              75,298               (624)
MXN        6,283,876     8/7/06-9/11/06           568,372             572,643              4,271
MYR        4,734,536         8/24/06            1,283,072           1,296,807             13,735
NZD        8,586,516         8/8/06             5,283,199           5,297,018             13,819
PHP        4,245,500         8/17/06               81,254              82,391              1,137
PLN        1,464,952         8/7/06               459,997             474,801             14,804
RUB        3,554,500         8/10/06              132,384             132,732                348
SGD        3,133,362     8/3/06-10/2/06         1,982,982           1,988,676              5,694
SKK        3,544,216         8/10/06              117,826             118,817                991
THB        3,285,500         9/5/06                86,030              86,820                790
TRY          719,646         8/7/06               459,475             479,360             19,885
ZAR        2,040,211         8/7/06               283,700             294,018             10,318
                                              -----------         -----------          ---------
                                              $30,404,342         $30,540,441          $ 136,099
                                              ===========         ===========          =========

At July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $20,542 with Merrill Lynch International Bank.

FUTURES CONTRACTS
                                                                                                               UNREALIZED
                                                                                    EXPIRATION               APPRECIATION
                                        CONTRACTS               VALUE                  DATE                (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                   50               $ 5,414,063              Sep-06                    $  70,761
U.S. Treasury Note 10 yr (Short)            95               10,072,969               Sep-06                      (55,965)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  14,796
                                                                                                                =========

At July 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.